Share Capital and Other Equity Instruments - Schedule of Total Share-Based Payments Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 243	$ 537	$ 530	$ 1,156
Administration Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	145	281	299	633
Research and Development Expenses
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payments expense	$ 98	$ 256	$ 231	$ 523